Warrants (Details 1) - EUR (€) € in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Warrants
Balance at beginning		€ 15,271	€ 52,932
Fair value movement on warrants exercised	[1]		3,211
Warrants exercised foreign exchange differences	[2]		67
Fair value movement on warrants unexercised (including exchange differences)	[1]	(5,535)	(31,565)
Derecognition of warrant liability on exercise	[3]		(9,374)
Balance at ending		€ 9,736	€ 15,271

[1]	recognized in profit or loss - Adjustments to the fair value of derivatives – warrants
[2]	recognized in profit or loss - Other finance income
[3]	recognized in equity – Share premium